Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,400,000.00
Total Fee Amount	3,166.80
Total Offset Amount	0.00
Net Fee	$ 3,166.80
Offering Table N/A
Offset Table N/A	N/A